Inventories - Disclosure of Detailed Information About Inventories (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of inventories [Abstract]
Finished goods	$ 21,564	$ 31,451	$ 37,904
Provision for impairment	(444)	(338)	(153)
Current inventories	$ 21,120	$ 31,113	$ 37,751